Description of Business and Organization (Details) - USD ($) $ / shares in Units, $ in Millions			1 Months Ended
	Nov. 06, 2020	May 14, 2010	Sep. 20, 2018	Aug. 25, 2018
Description of Business and Organization (Details) [Line Items]
Agreement, description	LK Technology entered into a Stock Purchase Agreement and The Supplementary Agreement to Stock Purchase Agreement with the shareholders of Botbrain AI Limited (“Botbrain”), a limited liability company incorporated under the laws of the British Virgin Islands, pursuant to which LK Technology acquired 67.36% of the issued and outstanding shares of Botbrain for an aggregate purchase price of $2.5 million (RMB 16.4 million), of which $1.5 million (RMB 9.6 million) was to be paid in cash to obtain 20% of Botbrain; and LKCO issued 1,789,618 ordinary shares to acquire the remaining 47.36% of Botbrain. The closing of the acquisition was completed on December 4, 2020.
American Depositary Shares [Member]
Description of Business and Organization (Details) [Line Items]
Business acquisition share price		$ 4.00
Sold an aggregate shares issued in transaction		4,000,000
Issuance of common shares, Shares		4,000,000
Net proceeds of underwriting discounts and other offering expenses		$ 14.5
LK Technology [Member]
Description of Business and Organization (Details) [Line Items]
Asset exchange transaction description			on August 20, 2018, and on September 20, 2018, issued to the shareholders of C Media Limited (“C Media”), the former parent of LK Technology, (i) 185,412,599 of its ordinary shares, par value $0.01 per share and (ii) 1,000,000 of its preferred shares.
Stock Purchase Agreement [Member]
Description of Business and Organization (Details) [Line Items]
Aggregate purchase price				$ 60.0